Notes on the Consolidated Balance Sheets - Shareholders' Equity (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019	Jun. 30, 2019 [1]	Dec. 31, 2018 [1]
Disclosure of classes of share capital [line items]
Equity	€ 144,352		€ 142,120	€ 14,040	€ 16,915
Capital reserve	€ 183,349		183,349
Increase (decrease) in number of ordinary shares issued	2,661,386
Number of shares outstanding (in shares)	2,605,688.5
Subscribed capital
Disclosure of classes of share capital [line items]
Equity	€ 2,662	€ 2,662	2,662	1,317	1,317
Capital reserve
Disclosure of classes of share capital [line items]
Equity	183,349	€ 183,349
Treasury share reserves
Disclosure of classes of share capital [line items]
Equity	€ (56)		€ (56)	€ (14)	€ (18)
Number of shares in entity held by entity or by its subsidiaries or associates	55,697
American Depository Share
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	26,056,890
Number of shares issued	26,056,890

[1]	Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 1.6.